Cover	Mar. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2026
Entity File Number	001-35346
Entity Registrant Name	Aptiv PLC
Entity Central Index Key	0001521332
Entity Tax Identification Number	98-1824200
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Spitalstrasse 5
Entity Address, City or Town	Schaffhausen
Entity Address, Country	CH
Entity Address, Postal Zip Code	8200
Country Region	41
City Area Code	52
Local Phone Number	580 96 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares. $0.01 par value per share
Title of 12(b) Security	Ordinary Shares. $0.01 par value per share
Trading Symbol	APTV
Security Exchange Name	NYSE
1.600% Senior Notes due 2028
Title of 12(b) Security	1.600% Senior Notes due 2028
Trading Symbol	APTV
Security Exchange Name	NYSE
4.650% Senior Notes due 2029
Title of 12(b) Security	4.650% Senior Notes due 2029
Trading Symbol	APTV
Security Exchange Name	NYSE
3.250% Senior Notes due 2032
Title of 12(b) Security	3.250% Senior Notes due 2032
Trading Symbol	APTV
Security Exchange Name	NYSE
5.150% Senior Notes due 2034
Title of 12(b) Security	5.150% Senior Notes due 2034
Trading Symbol	APTV
Security Exchange Name	NYSE
4.250% Senior Notes due 2036
Title of 12(b) Security	4.250% Senior Notes due 2036
Trading Symbol	APTV
Security Exchange Name	NYSE
4.400% Senior Notes due 2046
Title of 12(b) Security	4.400% Senior Notes due 2046
Trading Symbol	APTV
Security Exchange Name	NYSE
5.400% Senior Notes due 2049
Title of 12(b) Security	5.400% Senior Notes due 2049
Trading Symbol	APTV
Security Exchange Name	NYSE
3.100% Senior Notes due 2051
Title of 12(b) Security	3.100% Senior Notes due 2051
Trading Symbol	APTV
Security Exchange Name	NYSE
4.150% Senior Notes due 2052
Title of 12(b) Security	4.150% Senior Notes due 2052
Trading Symbol	APTV
Security Exchange Name	NYSE
5.750% Senior Notes due 2054
Title of 12(b) Security	5.750% Senior Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE
6.875% Fixed-to-Fixed Reset Rate
Title of 12(b) Security	6.875% Fixed-to-Fixed Reset Rate Junior Subordinated Notes due 2054
Trading Symbol	APTV
Security Exchange Name	NYSE